Future Minimum Time Charter Revenue (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Future Minimum Time Charter Revenue
2021	$ 78,235
2022	35,541
2023	29,449
2024	28,856
2025	21,476
Thereafter	49,725
Total	$ 243,282